Income Taxes - Reconciliation of Uncertain Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Uncertain tax benefits
Uncertain tax benefits	$ 26	$ 26	$ 15	$ 26
Liability for uncertainty in income taxes, noncurrent			17	30
Unrecognized tax benefits, income tax penalties expense	1
Accrued interest and penalties related to unrecognized tax benefits			$ 2	$ 4
Uncertain tax benefits reconciliation
Balance as of January 1	26	30
Increase due to current year positions	2	4
Settlements, payments and statute closure	(13)	(8)
Uncertain tax benefits as of December 31	$ 15	$ 26